DEBT AND LINES OF CREDIT (Tables)	9 Months Ended
Sep. 29, 2012
DEBT AND LINES OF CREDIT
Schedule of long-term debt

In thousands	September 29, 2012	December 31, 2011	October 1, 2011

5.0% Euro Notes, due July 2013 (a)	$--	$157,139	$296,145
6.0% Convertible Senior Notes, due June 2014 (b)	28,687	60,270	77,386
10.5% Senior Secured Notes, due April 2019 (c)	384,033	220,085	220,088
Revolving credit facility	--	--	143,745
Capital lease obligations	5,489	8,821	9,899
Total debt	418,209	446,315	747,263
Less: Short-term borrowings (d)	4,681	4,476	148,155
Convertible Notes (b)(e)	28,687	60,270	77,386
Long-term debt	$384,841	$381,569	$521,722

(a)	The change in the balance of these euro-denominated notes reflected the repurchase of the remaining Euro Notes since October 1, 2011 and the impact of changes in foreign currency exchange rates.
(b)

The balance at September 29, 2012, December 31, 2011 and October 1, 2011 represented principal of $31.6 million, $69.2 million and $90.0 million, respectively and an unamortized debt discount of $2.9 million, $8.9 million and $12.6 million, respectively. The change in the balance primarily reflected the conversion of $58.4 million aggregate principal amount of Convertible Notes into 17.0 million shares of common stock since October 1, 2011.

(c)	The increase in the balance reflected the issuance of $152.0 million aggregate principal amount of Senior Secured Notes (the “Additional Notes”) at 108.25% of par value on June 8, 2012.
(d)

At October 1, 2011, the balance consisted primarily of outstanding borrowings under the Company’s amended and restated revolving credit facility and obligations under capital leases and at September 29, 2012 and December 31, 2011, the balance consisted of obligations under capital leases.

(e)	The Convertible Notes were reflected as a current liability since they were convertible at September 29, 2012, December 31, 2011 and October 1, 2011.

Schedule of availability under the entity's amended facility

As of September 29, 2012, availability under the Company’s Amended Facility was as follows:

In thousands	Total Facility (a)	Borrowing Base (a)	Outstanding Borrowings	Letters of Credit Issued	Available Capacity	Excess Capacity (b)

Revolving credit facility (a)	$350,000	$327,693	$ --	$26,480	$301,213	$256,213

(a)              Availability under the Amended Facility is the lesser of $350.0 million or a borrowing base comprised primarily of eligible accounts receivable and inventory.

(b)              Excess capacity represents available capacity reduced by the minimum required aggregate borrowing availability under the Amended Facility of $45.0 million.